Short-Term and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2020	2019
U.S. dollar denominated floating rate debt
$250 Million Term Loan Facility	232,813	245,313
$50 million term loan under $100 Million Facility	46,711	49,342
Flex Rainbow Sale and Leaseback	139,781	147,657
$629 Million Term Loan Facility	513,200	—
Flex Amber Sale and Leaseback	156,400	—
Total U.S. dollar floating rate debt	1,088,905	442,312

U.S. dollar denominated fixed rate debt
Hyundai Glovis Sale and Charterback	283,643	294,263
Total U.S. dollar denominated fixed rate debt	283,643	294,263

U.S. dollar denominated revolving credit facilities
$50 million revolving tranche under $100 Million Facility	46,711	49,342
Total U.S. dollar denominated revolving credit facilities	46,711	49,342

Total debt	1,419,259	785,917
Less
Current portion of debt	(68,340)	(36,259)
Long-term portion of debt issuance costs	(13,906)	(5,375)
Long-term debt	1,337,013	744,283